Stockholders' Deficit (Tables)	6 Months Ended
Jun. 30, 2021
Humacyte, Inc.
Summary of common stock reserved for future issuances

	December 31,		June 30,
	2019	2020	2021
			(Unaudited)
Conversion of Series A redeemable convertible preferred stock	70,152,805	70,152,805	70,152,805
Conversion of Series B redeemable convertible preferred stock	91,919,158	91,919,158	91,919,158
Conversion of Series C redeemable convertible preferred stock	42,808,219	42,808,219	42,808,219
Conversion of Series D redeemable convertible preferred stock	60,216,780	60,216,780	60,216,780
Exercise of options under stock plan	19,880,073	18,330,574	24,831,266
Issuance of options under stock plan	10,422,521	11,228,478	4,391,144
Warrant to purchase common stock	125,520	125,520	1,095,616
	295,525,076	294,781,534	295,414,988